Net Loss Per Share	3 Months Ended
Mar. 31, 2025
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
14.	NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the three months ended March 31,
	2024	2025
Numerator:
Net loss attributable to the company’s ordinary shareholders	$(3,267)	$(3,402)
Numerator for basic and diluted net loss per share calculation	$(3,267)	$(3,402)

Denominator:
Weighted average number of ordinary shares	89,505,058	102,432,043

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.04)	$(0.03)

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.04)	$(0.03)

For the three months ended March 31, 2024 and 2025, warrants were anti-dilutive and thus excluded from the calculation of diluted loss per share. The potential dilutive securities that were not included in the calculation of dilutive loss per share in three months ended March 31, 2024 and 2025 were 1,600,000 and 1,600,000, respectively.